Income Taxes - Deferred Tax Assets and Liabilities (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred Income Tax Assets And Liabilities [Line Items]
Total, current	$ 924,088	$ 773,074
Valuation allowance, current	(924,088)	(773,074)
Net deferred tax asset, current	0	0
Total	14,092,783	14,111,224
Valuation allowance	(14,092,783)	(14,111,224)
Net deferred tax asset	0	0
Deferred Tax Assets Noncurrent
Deferred Income Tax Assets And Liabilities [Line Items]
Deferred revenue	59,673
Depreciation and amortization	1,024,784	1,005,697
Net operating loss carryforwards	10,896,286	11,358,044
Research and development credits	386,161	386,161
Deferred compensation	163,655	123,797
Stock-based compensation	1,519,513	1,208,970
AMT credit	42,711	28,555
Deferred Tax Assets Current
Deferred Income Tax Assets And Liabilities [Line Items]
Bad debt and inventory reserve	88,077	41,243
Accrued liabilities	$ 836,011	$ 731,831